Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments
Schedule of the Group's investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments	114,928	29,288	4,596
Available-for-sale investments	—	13,805	2,166
Trading debt securities	—	14,804	2,323
Equity securities measured at fair value	—	7,925	1,244
Investments held by consolidated investment funds measured at fair value	—	26,981	4,234
Total short-term investments	114,928	92,803	14,563
Long-term investments
Available-for-sale investments	14,135	—	—
Investments held by consolidated investment funds measured at fair value	74,498	80,327	12,605
- Other long-term investments
- Investments measured at fair value	285,045	376,957	59,153
- Investments measured at cost less impairment
- Private equity funds products	100,295	96,302	15,112
- Other investments measured at cost less impairment	62,411	114,986	18,044
Total other long-term investments	447,751	588,245	92,309
Total long-term investments	536,384	668,572	104,914
Total investments	651,312	761,375	119,477